Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2016
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases	Future minimum lease payments are approximately as follows:
Years ending March 31,	Operating Leases
2017	$302,400
2018	311,300
2019	315,000
2020	324,500
2021	334,200
Thereafter	668,400
$2,255,800